UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2022

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Emerging Markets Debt Corporate Fund

January 31, 2022

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Debt Corporate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of January 31, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2021 to January 31, 2022 (Unaudited)

The investment objective of the Fund is to primarily seek current income and, secondarily, capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2021 to January 31, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from August 1, 2021 to January 31, 2022 (Unaudited)

Delaware Emerging Markets Debt Corporate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/21	1/31/22	Expense Ratio	8/1/21 to 1/31/22*
Actual Fund return†
Class A	$1,000.00	$969.10	1.04%	$5.16
Class C	1,000.00	965.50	1.79%	8.87
Class R	1,000.00	971.50	0.79%	3.93
Institutional Class	1,000.00	971.50	0.79%	3.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.96	1.04%	$5.30
Class C	1,000.00	1,016.18	1.79%	9.10
Class R	1,000.00	1,021.22	0.79%	4.02
Institutional Class	1,000.00	1,021.22	0.79%	4.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any applicable Underlying Funds.

Security type / country and sector allocations
Delaware Emerging Markets Debt Corporate Fund	As of January 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Corporate Bonds	94.13%
Argentina	1.91%
Brazil	8.11%
Chile	5.08%
China	4.76%
Colombia	3.45%
Czech Republic	0.96%
Georgia	1.30%
Ghana	1.21%
Guatemala	2.83%
Hong Kong	2.58%
India	6.13%
Indonesia	2.96%
Israel	3.78%
Jamaica	1.42%
Kazakhstan	0.83%
Kuwait	1.48%
Macao	1.94%
Malaysia	0.62%
Mexico	5.85%
Morocco	0.98%
Nigeria	1.64%
Oman	0.73%
Panama	0.56%
Paraguay	1.68%
Peru	2.75%
Philippines	1.31%
Qatar	2.46%
Republic of Korea	2.66%
Republic of Vietnam	0.39%
Russia	2.34%
Saudi Arabia	2.83%
Singapore	1.15%
South Africa	2.20%
Tanzania	1.78%
Thailand	1.83%
Turkey	2.84%
Ukraine	1.68%
United Arab Emirates	3.64%

Security type / country and sector allocations
Delaware Emerging Markets Debt Corporate Fund

Security type / country	Percentage of net assets
United States	0.56%
Zambia	0.92%
Loan Agreements	0.72%
Short-Term Investments	5.44%
Total Value of Securities	100.29%
Liabilities Net of Receivables and Other Assets	(0.29%)
Total Net Assets	100.00%

Corporate bonds by sector	Percentage of net assets
Banking	17.65%
Basic Industry	10.09%
Communications	7.62%
Consumer Cyclical	7.92%
Consumer Non-Cyclical	6.55%
Electric	10.49%
Energy	17.10%
Industrials	10.93%
Insurance	1.35%
Real Estate	3.09%
Technology	1.34%
Total	94.13%

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund	January 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Corporate Bonds – 94.13%Δ
Argentina – 1.91%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	654,629	$570,509
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	515,000	466,546
YPF 144A 6.95% 7/21/27 #	855,000	562,035
		1,599,090
Brazil – 8.11%
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #	435,000	423,177
Azul Investments
144A 5.875% 10/26/24 #	420,000	388,849
144A 7.25% 6/15/26 #	400,000	361,554
B2W Digital 144A 4.375% 12/20/30 #	545,000	481,715
B3 SA - Brasil Bolsa Balcao 144A 4.125% 9/20/31 #	670,000	618,919
CSN Inova Ventures 144A 6.75% 1/28/28 #	460,000	484,656
Gol Finance 144A 8.00% 6/30/26 #	360,000	332,141
Klabin Austria 144A 3.20% 1/12/31 #	415,000	375,801
MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	695,000	667,530
Petrobras Global Finance 6.75% 6/3/50	350,000	350,978
StoneCo 144A 3.95% 6/16/28 #	830,000	707,679
Suzano Austria 3.125% 1/15/32	455,000	421,505
Vale Overseas 3.75% 7/8/30	575,000	583,927
XP 144A 3.25% 7/1/26 #	635,000	599,376
		6,797,807
Chile – 5.08%
AES Andes 144A 7.125% 3/26/79 #, µ	605,000	619,523
Alfa Desarrollo 144A 4.55% 9/27/51 #	820,000	752,276
Cia Cervecerias Unidas 144A 3.35% 1/19/32 #	560,000	557,967
Falabella 144A 3.375% 1/15/32 #	405,000	392,461
Inversiones La Construccion 144A 4.75% 2/7/32 #	635,000	622,624
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	740,000	732,378
Telefonica Moviles Chile 144A 3.537% 11/18/31 #	600,000	576,936
		4,254,165
China – 4.76%
Alibaba Group Holding 2.70% 2/9/41	445,000	386,266
Bank of China 144A 5.00% 11/13/24 #	420,000	453,164
China Evergrande Group 10.00% 4/11/23	520,000	85,800
CIFI Holdings Group
6.00% 7/16/25	230,000	204,125
6.45% 11/7/24	405,000	366,525
ENN Energy Holdings 144A 2.625% 9/17/30 #	535,000	519,485
JD.com 3.875% 4/29/26	465,000	490,821
Kaisa Group Holdings 9.375% 6/30/24	345,000	94,875

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund

	Principal
	amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
KWG Group Holdings 7.40% 3/5/24	430,000	$248,325
Longfor Group Holdings 3.95% 9/16/29	485,000	472,883
Tencent Holdings
144A 2.88% 4/22/31 #	325,000	321,797
144A 3.68% 4/22/41 #	350,000	344,429
		3,988,495
Colombia – 3.45%
Banco de Bogota 144A 6.25% 5/12/26 #	365,000	387,995
Banco GNB Sudameris 144A 7.50% 4/16/31 #, µ	405,000	400,403
Canacol Energy 144A 5.75% 11/24/28 #	660,000	644,289
Ecopetrol
4.625% 11/2/31	615,000	567,670
5.375% 6/26/26	371,000	384,096
Geopark 144A 5.50% 1/17/27 #	535,000	504,481
		2,888,934
Czech Republic – 0.96%
Energo-Pro 144A 8.50% 2/4/27 #	795,000	806,925
		806,925
Georgia – 1.30%
Bank of Georgia 144A 6.00% 7/26/23 #	680,000	718,855
Silknet JSC 144A 8.375% 1/31/27 #	365,000	369,106
		1,087,961
Ghana – 1.21%
Kosmos Energy 144A 7.75% 5/1/27 #	410,000	400,572
Tullow Oil 144A 10.25% 5/15/26 #	610,000	617,204
		1,017,776
Guatemala – 2.83%
Banco Industrial 144A 4.875% 1/29/31 #, µ	605,000	597,316
Central American Bottling 144A 5.25% 4/27/29 #	595,000	604,336
CT Trust 144A 5.125% 2/3/32 #	760,000	772,868
Investment Energy Resources 144A 6.25% 4/26/29 #	375,000	397,500
		2,372,020
Hong Kong – 2.58%
AIA Group 144A 3.375% 4/7/30 #	400,000	421,213
Airport Authority
144A 2.50% 1/12/32 #	410,000	408,634
144A 3.25% 1/12/52 #	405,000	399,029
CLP Power Hong Kong Financing 2.875% 4/26/23	419,000	425,744

	Principal
	amount°	Value (US $)
Corporate BondsΔ (continued)
Hong Kong (continued)
Goodman HK Finance 4.375% 6/19/24	485,000	$510,199
		2,164,819
India – 6.13%
Adani Electricity Mumbai 144A 3.867% 7/22/31 #	640,000	605,918
Azure Power Energy 144A 3.575% 8/19/26 #	390,000	383,623
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	425,000	420,013
Future Retail 144A 5.60% 1/22/25 #	425,000	250,750
Greenko Power II 144A 4.30% 12/13/28 #	670,000	658,107
ICICI Bank 144A 4.00% 3/18/26 #	450,000	473,961
JSW Steel 144A 5.05% 4/5/32 #	295,000	273,420
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	800,000	746,501
UltraTech Cement 144A 2.80% 2/16/31 #	590,000	552,304
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	815,000	775,860
		5,140,457
Indonesia – 2.96%
Cikarang Listrindo 144A 4.95% 9/14/26 #	602,000	606,684
Indika Energy Capital IV 144A 8.25% 10/22/25 #	330,000	333,547
Medco Laurel Tree 144A 6.95% 11/12/28 #	630,000	619,430
Minejesa Capital 144A 5.625% 8/10/37 #	395,000	391,990
Perusahaan Perseroan Persero 144A 3.875% 7/17/29 #	525,000	531,499
		2,483,150
Israel – 3.78%
Altice Financing 144A 5.00% 1/15/28 #	800,000	746,112
Bank Hapoalim 144A 3.255% 1/21/32 #, µ	605,000	591,387
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, µ	445,000	437,351
ICL Group 144A 6.375% 5/31/38 #	350,000	433,370
Israel Electric 144A 5.00% 11/12/24 #	200,000	215,289
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	360,000	349,866
6.75% 3/1/28	375,000	398,723
		3,172,098
Jamaica – 1.42%
Digicel Group Holdings PIK 10.00% 4/1/24 >	476,886	478,765
Sagicor Financial 144A 5.30% 5/13/28 #	700,000	715,008
		1,193,773
Kazakhstan – 0.83%
KazTransGas JSC 144A 4.375% 9/26/27 #	269,000	283,378
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	420,000	412,481
		695,859

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund

	Principal
	amount°	Value (US $)
Corporate BondsΔ (continued)
Kuwait – 1.48%
MEGlobal Canada 144A 5.00% 5/18/25 #	405,000	$435,375
NBK SPC 144A 1.625% 9/15/27 #, µ	835,000	801,182
		1,236,557
Macao – 1.94%
MGM China Holdings 144A 4.75% 2/1/27 #	475,000	455,794
Sands China
3.80% 1/8/26	380,000	372,949
4.375% 6/18/30	465,000	454,421
Wynn Macau 144A 5.625% 8/26/28 #	375,000	343,659
		1,626,823
Malaysia – 0.62%
CIMB Bank 144A 2.125% 7/20/27 #	525,000	519,653
		519,653
Mexico – 5.85%
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	505,000	479,194
Alsea 144A 7.75% 12/14/26 #	600,000	622,224
Banco Mercantil del Norte
144A 6.625% 1/24/32 #, µ, ψ	410,000	396,798
144A 8.375% 10/14/30 #, µ, ψ	410,000	450,026
BBVA Bancomer 144A 5.125% 1/18/33 #, µ	460,000	463,153
Cemex 144A 5.20% 9/17/30 #	450,000	464,342
CIBANCO Institucion de Banca Multiple Trust 144A 4.375%
7/22/31 #	640,000	599,402
GCC 144A 3.614% 4/20/32 #	600,000	597,186
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	300,000	291,449
Nemak 144A 3.625% 6/28/31 #	585,000	541,359
		4,905,133
Morocco – 0.98%
OCP
144A 3.75% 6/23/31 #	380,000	366,185
144A 4.50% 10/22/25 #	200,000	208,751
144A 5.125% 6/23/51 #	270,000	245,434
		820,370
Nigeria – 1.64%
Access Bank
144A 6.125% 9/21/26 #	415,000	411,473
144A 9.125% 10/7/26 #, µ, ψ	540,000	525,809
IHS Holding 144A 5.625% 11/29/26 #	430,000	434,891
		1,372,173

	Principal
	amount°	Value (US $)
Corporate BondsΔ (continued)
Oman – 0.73%
Oryx Funding 144A 5.80% 2/3/31 #	585,000	$608,484
		608,484
Panama – 0.56%
UEP Penonome II 144A 6.50% 10/1/38 #	447,292	469,676
		469,676
Paraguay – 1.68%
Banco Continental 144A 2.75% 12/10/25 #	900,000	865,170
Rutas 2 and 7 Finance 144A 2.904% 9/30/36 #, ^	730,000	540,963
		1,406,133
Peru – 2.75%
InRetail Consumer 144A 3.25% 3/22/28 #	520,000	505,468
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	409,657	425,599
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	890,000	862,072
Volcan Cia Minera 144A 4.375% 2/11/26 #	535,000	515,799
		2,308,938
Philippines – 1.31%
BDO Unibank 2.125% 1/13/26	395,000	393,459
International Container Terminal Services 4.75% 6/17/30	655,000	707,400
		1,100,859
Qatar – 2.46%
Ooredoo International Finance 144A 5.00% 10/19/25 #	225,000	248,599
Qatar Energy
144A 1.375% 9/12/26 #	275,000	265,522
144A 2.25% 7/12/31 #	325,000	313,592
QNB Finance 2.625% 5/12/25	1,215,000	1,229,830
		2,057,543
Republic of Korea – 2.66%
Hana Bank 144A 1.25% 12/16/26 #	335,000	322,931
NongHyup Bank 144A 0.875% 7/28/24 #	430,000	421,056
Shinhan Financial Group 144A 3.34% 2/5/30 #, µ	355,000	361,550
SK Hynix
144A 1.50% 1/19/26 #	590,000	569,165
144A 2.375% 1/19/31 #	595,000	554,072
		2,228,774
Republic of Vietnam – 0.39%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	350,000	322,879
		322,879

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund

	Principal
	amount°	Value (US $)
Corporate BondsΔ (continued)
Russia – 2.34%
Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	455,000	$409,137
Lukoil Capital DAC
144A 2.80% 4/26/27 #	405,000	376,215
144A 3.60% 10/26/31 #	405,000	369,431
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.949%
4/24/23 #	200,000	201,975
VEON Holdings 144A 3.375% 11/25/27 #	665,000	606,979
		1,963,737
Saudi Arabia – 2.83%
EIG Pearl Holdings 144A 3.545% 8/31/36 #	680,000	679,361
SA Global Sukuk 144A 2.694% 6/17/31 #	415,000	411,036
Saudi Arabian Oil
144A 3.50% 11/24/70 #	210,000	193,815
144A 4.25% 4/16/39 #	400,000	432,857
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	630,000	658,463
		2,375,532
Singapore – 1.15%
BOC Aviation USA 144A 1.625% 4/29/24 #	365,000	361,229
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	575,000	604,380
		965,609
South Africa – 2.20%
Bidvest Group UK 144A 3.625% 9/23/26 #	795,000	785,917
Sasol Financing USA 4.375% 9/18/26	525,000	519,545
Stillwater Mining 144A 4.00% 11/16/26 #	560,000	536,872
		1,842,334
Tanzania – 1.78%
AngloGold Ashanti Holdings 3.375% 11/1/28	830,000	803,785
HTA Group 144A 7.00% 12/18/25 #	655,000	684,233
		1,488,018
Thailand – 1.83%
Bangkok Bank 144A 5.00% 9/23/25 #, µ, ψ	380,000	388,170
GC Treasury Center 144A 4.30% 3/18/51 #	640,000	680,354
PTTEP Treasury Center 144A 2.587% 6/10/27 #	465,000	466,766
		1,535,290
Turkey – 2.84%
Akbank TAS 144A 6.80% 2/6/26 #	530,000	527,016
Coca-Cola Icecek 144A 4.50% 1/20/29 #	610,000	614,561
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	590,000	569,797

	Principal
	amount°	Value (US $)
Corporate BondsΔ (continued)
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	645,000	$665,666
		2,377,040
Ukraine – 1.68%
Kernel Holding 144A 6.50% 10/17/24 #	445,000	408,154
Metinvest 144A 7.75% 10/17/29 #	225,000	194,833
MHP 144A 6.25% 9/19/29 #	430,000	361,630
State Agency of Roads of Ukraine 144A 6.25% 6/24/28 #	560,000	441,780
		1,406,397
United Arab Emirates – 3.64%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	585,000	566,373
DAE Funding 144A 3.375% 3/20/28 #	615,000	608,743
Emirates NBD Bank PJSC 2.625% 2/18/25	470,000	480,599
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	855,000	815,412
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	600,000	580,157
		3,051,284
United States – 0.56%
Hyundai Capital America 144A 3.50% 11/2/26 #	450,000	467,654
		467,654
Zambia – 0.92%
First Quantum Minerals
144A 6.875% 10/15/27 #	315,000	335,148
144A 7.50% 4/1/25 #	425,000	434,505
		769,653
Total Corporate Bonds (cost $81,084,336)		78,889,872

Loan Agreements – 0.72%
Sociedad Anonima Bursatil de Capital Variable
9.00% (LIBOR01M + 2.00%) 12/30/21 =, ●	340,000	340,000
12.50% – 13.50% (LIBOR01M + 12.50%) 12/30/21 =, ●	267,202	267,202
Total Loan Agreements (cost $607,202)		607,202

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund

	Number of
	shares	Value (US $)
Short-Term Investments – 5.44%
Money Market Mutual Funds – 5.44%
BlackRock FedFund – Institutional Shares (seven-day effective yield
0.03%)	1,139,547	$1,139,547
Fidelity Investments Money Market Government Portfolio – Class I
(seven-day effective yield 0.01%)	1,139,546	1,139,546
GS Financial Square Government Fund – Institutional Shares
(seven-day effective yield 0.03%)	1,139,546	1,139,546
Morgan Stanley Government Portfolio – Institutional Share Class
(seven-day effective yield 0.03%)	1,139,546	1,139,546
Total Short-Term Investments (cost $4,558,185)		4,558,185
Total Value of Securities–100.29%
(cost $86,249,723)		$84,055,259

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of Rule 144A securities was $66,448,328, which represents 79.28% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date.
>	PIK. 80% of the income received was in cash and 20% was in principal.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

The following futures and swap contracts were outstanding at January 31, 2022:1

Futures Contracts
Exchange-Traded

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
(17)	US Treasury 10 yr Ultra Notes	$(2,428,078)	$(2,449,309)	3/22/22	$21,231	$—
(2)	US Treasury Long Bonds	(311,250)	(312,745)	3/22/22	1,495	250
Total Futures Contracts			$(2,762,054)		$22,726	$250

Schedule of investments
Delaware Emerging Markets Debt Corporate Fund

Swap Contracts

CDS Contracts2

Counterparty/
Reference
Obligation/							Variation
Termination				Upfront			Margin
Date/		Annual		Payments			Due from
Payment	Notional	Protection		Paid	Unrealized	Unrealized	(Due to)
Frequency	Amount[3]	Payments	Value	(Received)	Appreciation[4]	Depreciation[4]	Brokers
Over-The-Counter:
Protection Purchased/
Moody’s
Ratings:
JPMCB-Federated
Republic of
Brazil
4.25%
6/6/25 B2
6/20/26-
Quarterly	2,527,000	1.000%	$116,670	$70,062	$46,608	$—	$—
JPMCB-United
Mexican
States
10.375%
9/20/22 Baa2
6/22/26-
Quarterly	1,748,000	1.000%	(3,101)	11,469	—	(14,570)	—
Total CDS Contracts			$113,569	$81,531	$46,608	$(14,570)	$—

The use of futures and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

[2]

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(5,106).

Summary of abbreviations:
CDS – Credit Default Swap
DAC – Designated Activity Company
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Emerging Markets Debt Corporate Fund	January 31, 2022 (Unaudited)

Assets:
Investments, at value*	$84,055,259
Cash collateral due from brokers	138,650
Foreign currencies, at valueΔ	6
Dividends and interest receivable	850,841
Receivable for securities sold	671,873
Receivable for fund shares sold	561,109
Upfront payments paid on credit default swap contracts	81,531
Unrealized appreciation on credit default swap contracts	46,608
Variation margin due from broker on futures contracts	250
Other assets	558
Total Assets	86,406,685
Liabilities:
Due to custodian	80,469
Payable for securities purchased	2,375,882
Other accrued expenses	57,416
Payable for fund shares redeemed	27,190
Audit and tax fees payable	22,036
Unrealized depreciation on credit default swap contracts	14,570
Investment management fees payable to affiliates	11,748
Swap payments payable	5,106
Dividend disbursing and transfer agent fees and expenses payable to affiliates	609
Accounting and administration expenses payable to affiliates	590
Distribution fees payable to affiliates	366
Trustees’ fees and expenses payable	196
Legal fees payable to affiliates	82
Reports and statements to shareholders expenses payable to affiliates	66
Total Liabilities	2,596,326
Total Net Assets	$83,810,359

Net Assets Consist of:
Paid-in capital	$85,929,644
Total distributable earnings (loss)	(2,119,285)
Total Net Assets	$83,810,359

Net Asset Value

Class A:
Net assets	$1,098,479
Shares of beneficial interest outstanding, unlimited authorization, no par	130,097
Net asset value per share	$8.44
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.84

Class C:
Net assets	$156,642
Shares of beneficial interest outstanding, unlimited authorization, no par	18,574
Net asset value per share	$8.43

Class R:
Net assets	$2,955
Shares of beneficial interest outstanding, unlimited authorization, no par	350
Net asset value per share	$8.44

Institutional Class:
Net assets	$82,552,283
Shares of beneficial interest outstanding, unlimited authorization, no par	9,783,882
Net asset value per share	$8.44
____________________
* Investments, at cost	$86,249,723
Δ Foreign currencies, at cost	6

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Emerging Markets Debt Corporate Fund	Six months ended January 31, 2022 (Unaudited)

Investment Income:
Interest	$1,865,721
Dividends	327
1,866,048

Expenses:
Management fees	311,239
Distribution expenses – Class A	1,192
Distribution expenses – Class C	635
Distribution expenses – Class R	8
Dividend disbursing and transfer agent fees and expenses	51,691
Registration fees	31,677
Accounting and administration expenses	27,509
Audit and tax fees	22,385
Legal fees	17,639
Reports and statements to shareholders expenses	13,862
Custodian fees	3,431
Trustees’ fees and expenses	1,064
Other	15,530
497,862
Less expenses waived	(167,602)
Less waived distribution
expenses – Class R	(8)
Less expenses paid indirectly	(185)
Total operating expenses	330,067
Net Investment Income	1,535,981

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$368,128
Futures contracts	(19,702)
Swap contracts	(30,285)
Net realized gain	318,141

Net change in unrealized appreciation (depreciation) of:
Investments	(4,385,143)
Futures contracts	84,628
Swap contracts	37,326
Net change in unrealized appreciation (depreciation)	(4,263,189)
Net Realized and Unrealized Loss	(3,945,048)
Net Decrease in Net Assets Resulting from Operations	$(2,409,067)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Emerging Markets Debt Corporate Fund
	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,535,981	$2,907,302
Net realized gain	318,141	1,560,903
Net change in unrealized appreciation (depreciation)	(4,263,189)	1,822,656
Net increase (decrease) in net assets resulting from
operations	(2,409,067)	6,290,861

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(22,463)	(17,592)
Class C	(2,588)	(2,699)
Class R	(72)	(116)
Institutional Class	(1,953,394)	(2,881,145)
	(1,978,517)	(2,901,552)

Capital Share Transactions:
Proceeds from shares sold:
Class A	353,016	557,501
Class C	68,715	168,737
Institutional Class	17,984,274	29,640,532
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	22,463	17,571
Class C	2,588	2,699
Class R	73	116
Institutional Class	1,909,260	2,818,437
	20,340,389	33,205,593

	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(40,131)	$(60,262)
Class C	(5,951)	(161,435)
Institutional Class	(19,526,015)	(18,911,586)
	(19,572,097)	(19,133,283)
Increase in net assets derived from capital share transactions	768,292	14,072,310
Net Increase (Decrease) in Net Assets	(3,619,292)	17,461,619

Net Assets:
Beginning of period	87,429,651	69,968,032
End of period	$83,810,359	$87,429,651

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Emerging Markets Debt Corporate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended[1]
1/31/22	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$8.91	$8.48	$8.67	$8.26	$8.77	$8.48

0.15	0.33	0.32	0.40	0.39	0.37
(0.42)	0.42	(0.18)	0.41	(0.39)	0.29
(0.27)	0.75	0.14	0.81	—	0.66

(0.15)	(0.32)	(0.32)	(0.35)	(0.38)	(0.37)
(0.05)	—	—	(0.05)	(0.13)	—
—	—	(0.01)	—	—	—
(0.20)	(0.32)	(0.33)	(0.40)	(0.51)	(0.37)

$8.44	$8.91	$8.48	$8.67	$8.26	$8.77

(3.09% )	8.99%	1.73%	10.21%	(0.10% )	8.03%

$1,098	$817	$281	$93	$57	$27
1.04%	1.04%	1.04%	1.04%	1.16%	1.22%
1.44%	1.42%	1.48%	1.90%	1.90%	1.91%
3.46%	3.69%	3.77%	4.88%	4.57%	4.30%
3.06%	3.31%	3.33%	4.02%	3.83%	3.61%
41%	99%	93%	74%	108%	154%

Financial highlights
Delaware Emerging Markets Debt Corporate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended[1]
1/31/22	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$8.90	$8.47	$8.66	$8.26	$8.77	$8.48

0.12	0.26	0.25	0.34	0.33	0.32
(0.42)	0.43	(0.17)	0.40	(0.39)	0.32
(0.30)	0.69	0.08	0.74	(0.06)	0.64

(0.12)	(0.26)	(0.26)	(0.29)	(0.32)	(0.35)
(0.05)	—	—	(0.05)	(0.13)	—
—	—	(0.01)	—	—	—
(0.17)	(0.26)	(0.27)	(0.34)	(0.45)	(0.35)

$8.43	$8.90	$8.47	$8.66	$8.26	$8.77

(3.45% )	8.19%	0.99%	9.27%	(0.84% )	7.74%

$157	$99	$84	$61	$82	$63
1.79%	1.79%	1.79%	1.79%	1.91%	1.81%
2.19%	2.17%	2.23%	2.65%	2.65%	2.66%
2.71%	2.94%	3.02%	4.13%	3.82%	3.71%
2.31%	2.56%	2.58%	3.27%	3.08%	2.86%
41%	99%	93%	74%	108%	154%

25

Financial highlights
Delaware Emerging Markets Debt Corporate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended[1]
1/31/22	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$8.90	$8.47	$8.66	$8.26	$8.77	$8.48

0.16	0.35	0.34	0.42	0.42	0.39
(0.41)	0.43	(0.18)	0.40	(0.39)	0.28
(0.25)	0.78	0.16	0.82	0.03	0.67

(0.16)	(0.35)	(0.34)	(0.37)	(0.41)	(0.38)
(0.05)	—	—	(0.05)	(0.13)	—
—	—	(0.01)	—	—	—
(0.21)	(0.35)	(0.35)	(0.42)	(0.54)	(0.38)

$8.44	$8.90	$8.47	$8.66	$8.26	$8.77

(2.85% )	9.30%	2.00%	10.42%	0.16%	8.13%

$3	$3	$3	$3	$2	$2
0.79%	0.79%	0.79%	0.79%	0.91%	1.00%
1.72%	1.68%	1.73%	2.15%	2.13%	2.16%
3.71%	3.94%	4.02%	5.13%	4.82%	4.52%
2.78%	3.05%	3.08%	3.77%	3.60%	3.36%
41%	99%	93%	74%	108%	154%

27

Financial highlights
Delaware Emerging Markets Debt Corporate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended[1]
1/31/22	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$8.90	$8.47	$8.67	$8.27	$8.78	$8.48

0.16	0.35	0.34	0.42	0.42	0.39
(0.41)	0.43	(0.19)	0.40	(0.39)	0.29
(0.25)	0.78	0.15	0.82	0.03	0.68

(0.16)	(0.35)	(0.34)	(0.37)	(0.41)	(0.38)
(0.05)	—	—	(0.05)	(0.13)	—
—	—	(0.01)	—	—	—
(0.21)	(0.35)	(0.35)	(0.42)	(0.54)	(0.38)

$8.44	$8.90	$8.47	$8.67	$8.27	$8.78

(2.85% )	9.30%	1.88%	10.41%	0.16%	8.25%

$82,552	$86,511	$69,600	$51,784	$21,683	$21,560
0.79%	0.79%	0.79%	0.79%	0.91%	1.00%
1.19%	1.17%	1.23%	1.65%	1.65%	1.66%
3.71%	3.94%	4.02%	5.13%	4.82%	4.52%
3.31%	3.56%	3.58%	4.27%	4.08%	3.86%
41%	99%	93%	74%	108%	154%

29

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund	January 31, 2022 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Strategic Income Fund and Delaware Emerging Markets Debt Corporate Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Debt Corporate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to

30

meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2022, and for all open tax years (year ended July 31, 2019–July 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and pays distributions from net

31

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

1. Significant Accounting Policies (continued)

realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended January 31, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2022, the Fund earned $185 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual operating expenses from exceeding 0.79% of the Fund’s average daily net assets from August 1, 2021 through January 31, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are

32

calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2022, the Fund was charged $3,577 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months January 31, 2022, the Fund was charged $3,546 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. DDLP has agreed to voluntarily suspend the 12b-1 fee for the Class R shares and the suspension of the 12b-1 fee will continue while the Fund is not broadly distributed. Institutional Class shares do not pay 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2022, the Fund was charged $1,853 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2022, DDLP earned $174 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2022, DDLP received gross CDSC commission of $9 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

33

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from November 27, 2020 through November 26, 2022.

3. Investments

For the six months ended January 31, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$34,178,110
Sales	32,214,797

At January 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$86,334,444
Aggregate unrealized appreciation of investments and derivatives	$1,010,411
Aggregate unrealized depreciation of investments and derivatives	(3,153,301)
Net unrealized depreciation of investments and derivatives	$(2,142,890)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

34

circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

35

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Corporate Bonds	$—	$78,889,872	$—	$78,889,872
Loan Agreements	—	—	607,202	607,202
Short-Term Investments	4,558,185	—	—	4,558,185
Total Value of Securities	$4,558,185	$78,889,872	$607,202	$84,055,259

Derivatives[1]
Assets:
Futures Contracts	$22,726	$—	$—	$22,726
Swap Contracts	—	46,608	—	46,608
Liabilities:
Swap Contracts	$—	$(14,570)	$—	$(14,570)

[1]	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended January 31, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/22	7/31/21
Shares sold:
Class A	40,367	63,325
Class C	7,854	19,719
Institutional Class	2,070,227	3,345,906

36

	Six months
	ended	Year ended
	1/31/22	7/31/21
Shares issued upon reinvestment of dividends and distributions:
Class A	2,585	1,994
Class C	299	308
Class R	8	14
Institutional Class	219,349	321,115
	2,340,689	3,752,381

Shares redeemed:
Class A	(4,558)	(6,770)
Class C	(673)	(18,842)
Institutional Class	(2,221,639)	(2,164,649)
	(2,226,870)	(2,190,261)
Net increase	113,819	1,562,120

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended January 31, 2022 and the year ended July 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class C	Class A
	Shares	Shares	Value
Six months ended
1/31/22	94	94	$820
Year ended
7/31/21	76	76	675

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the

37

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

5. Line of Credit (continued)

Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of January 31, 2022, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2022, the Fund posted $48,650 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended January 31, 2022, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. Swap contracts are bilaterally negotiated agreements between a Series and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (OTC swaps). If the OTC swap entered is one of the

38

swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2022, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended January 31, 2022, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended January 31, 2022, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments

39

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

6. Derivatives (continued)

are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At January 31, 2022, the Fund received $90,000 in cash collateral for open over-the-counter credit default swap contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of January 31, 2022 were as follows:

	Asset Derivatives Fair Value
	Interest
Statement of Assets and	Rate	Credit
Liabilities Location	Contracts	Contracts	Total
Variation margin due from broker on futures contracts*	$22,726	$—	$22,726
Unrealized appreciation on credit default swap contracts	—	46,608	46,608
Total	$22,726	$46,608	$69,334

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through January 31, 2022. Only current day variation margin is reported on the “Statement of assets and liabilities.”

	Liability Derivatives Fair Value
Statement of Assets and	Credit
Liabilities Location	Contracts	Total
Unrealized depreciation on credit default swap contracts	$(14,570)	$(14,570)

40

The effect of derivative instruments on the “Statement of operations” for the year ended January 31, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate
contracts	$(19,702)	$—	$(19,702)
Credit
contracts	—	(30,285)	(30,285)
Total	$(19,702)	$(30,285)	$(49,987)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate
contracts	$84,628	$—	$84,628
Credit
contracts	—	37,326	37,326
Total	$84,628	$37,326	$121,954

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended January 31, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Futures contracts (average notional value)	$—	$1,705,168

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

41

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

7. Offsetting (continued)

At January 31, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
JPMorgan Chase Bank	$116,670	$(3,101)	$113,569

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral	Net
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged(a)	Exposure(b)
JPMorgan Chase
Bank	$113,569	$—	$90,000	$—	$—	$23,569

(a)	The value of the related collateral exceeded the value of the derivatives as of January 31, 2022, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and

42

Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2022, the Fund had no securities out on loan.

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact your Fund’s performance.

43

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

9. Credit and Market Risk (continued)

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing

44

commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain

45

Notes to financial statements
Delaware Emerging Markets Debt Corporate Fund

11. Recent Accounting Pronouncements (continued)

reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2022, that would require recognition or disclosure in the Fund’s financial statements.

46

Other Fund information (Unaudited)
Delaware Emerging Markets Debt Corporate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Debt Corporate Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Debt Corporate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) and the Sub-Advisers, as applicable concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board

47

Other Fund information (Unaudited)
Delaware Emerging Markets Debt Corporate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Debt Corporate Fund at a meeting held August 10-12, 2021 (continued)

recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year, 5-year, and since inception periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective

48

management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to each Sub-Adviser’s overall investment advisory business but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is

49

Other Fund information (Unaudited)
Delaware Emerging Markets Debt Corporate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Emerging Markets Debt Corporate Fund at a meeting held August 10-12, 2021 (continued)

reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2021, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

50

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children’s Mercy Hospitals
and Clinics
Kansas City, MO

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Debt Corporate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

51

Semiannual report

Fixed income mutual fund

Delaware Strategic Income Fund

January 31, 2022

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Strategic Income Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of January 31, 2022, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2021 to January 31, 2022 (Unaudited)

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2021 to January 31, 2022.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2021 to January 31, 2022 (Unaudited)

Delaware Strategic Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/21	1/31/22	Expense Ratio	8/1/21 to 1/31/22*
Actual Fund return†
Class A	$1,000.00	$980.30	0.93%	$4.64
Class C	1,000.00	975.50	1.68%	8.37
Class R	1,000.00	978.00	1.18%	5.88
Institutional Class	1,000.00	980.40	0.68%	3.39
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.52	0.93%	$4.74
Class C	1,000.00	1,016.74	1.68%	8.54
Class R	1,000.00	1,019.26	1.18%	6.01
Institutional Class	1,000.00	1,021.78	0.68%	3.47

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any applicable Underlying Funds.

2

Security type / sector allocation
Delaware Strategic Income Fund	As of January 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	7.65%
Agency Commercial Mortgage-Backed Securities	1.82%
Collateralized Debt Obligations	0.31%
Convertible Bonds	2.04%
Corporate Bonds	55.26%
Banking	4.42%
Basic Industry	6.38%
Brokerage	2.21%
Capital Goods	2.16%
Communications	7.57%
Consumer Cyclical	4.61%
Consumer Non-Cyclical	4.47%
Electric	2.00%
Energy	8.86%
Finance Companies	1.97%
Insurance	1.61%
Natural Gas	0.47%
Technology	1.78%
Transportation	5.20%
Utilities	1.55%
Municipal Bonds	1.30%
Non-Agency Asset-Backed Securities	3.12%
Non-Agency Collateralized Mortgage Obligations	6.01%
Non-Agency Commercial Mortgage-Backed Securities	1.79%
Loan Agreements	5.59%
Sovereign Bonds	11.07%
Supranational Banks	0.76%
US Treasury Obligation	1.81%
Short-Term Investments	0.32%
Total Value of Securities	98.85%
Receivables and Other Assets Net of Liabilities	1.15%
Total Net Assets	100.00%

3

Schedule of investments
Delaware Strategic Income Fund	January 31, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 7.65%
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-HQA2 M2 144A 3.208% (LIBOR01M +
3.10%) 3/25/50 #, ●	1,796,027	$1,818,404
Series 2021-DNA1 M2 144A 1.85% (SOFR + 1.80%)
1/25/51 #, ●	1,500,000	1,503,149
Series 2021-DNA3 M2 144A 2.15% (SOFR + 2.10%)
10/25/33 #, ●	1,350,000	1,365,155
Series 2021-HQA1 M2 144A 2.30% (SOFR + 2.25%)
8/25/33 #, ●	2,000,000	2,015,894
Series 2021-HQA2 M2 144A 2.10% (SOFR + 2.05%)
12/25/33 #, ●	2,000,000	2,004,329
Total Agency Collateralized Mortgage Obligations (cost $8,638,037)		8,706,931

Agency Commercial Mortgage-Backed Securities – 1.82%
FREMF Mortgage Trust
Series 2017-K66 B 144A 4.036% 7/25/27 #, ●	325,000	347,389
Series 2017-K71 B 144A 3.753% 11/25/50 #, ●	325,000	341,036
Series 2018-K72 B 144A 3.992% 12/25/50 #, ●	325,000	347,123
Series 2018-K86 C 144A 4.294% 11/25/51 #, ●	970,000	1,035,208
Total Agency Commercial Mortgage-Backed Securities (cost $2,140,546)		2,070,756

Collateralized Debt Obligations – 0.31%
Octagon Investment Partners 48
Series 2020-3A AR 144A 1.404% (LIBOR03M + 1.15%,
Floor 1.15%) 10/20/34 #, ●	350,000	350,306
Total Collateralized Debt Obligations (cost $350,000)		350,306

Convertible Bonds – 2.04%
Blackstone Mortgage Trust 4.75% exercise price $36.23,
maturity date 3/15/23	245,000	253,330
Helix Energy Solutions Group 6.75% exercise price $6.97,
maturity date 2/15/26	290,000	300,121
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	1,124,000	1,153,399
Paratek Pharmaceuticals 4.75% exercise price $15.90,
maturity date 5/1/24	265,000	242,025
Spirit Airlines 1.00% exercise price $49.07, maturity date
5/15/26	429,000	378,831
Total Convertible Bonds (cost $2,209,453)		2,327,706

4

		Principal
		amount°	Value (US $)
Corporate Bonds – 55.26%
Banking – 4.42%
Access Bank
144A 6.125% 9/21/26 #		400,000	$396,600
144A 9.125% 10/7/26 #, µ, ψ		400,000	389,488
Ally Financial 5.75% 11/20/25		330,000	363,526
Banco de Bogota 144A 6.25% 5/12/26 #		410,000	435,830
Banco GNB Sudameris 144A 7.50% 4/16/31 #, µ		650,000	642,622
Banco Industrial 144A 4.875% 1/29/31 #, µ		200,000	197,460
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, µ, ψ		500,000	548,813
Bank of New York Mellon 4.70% 9/20/25 µ, ψ		47,000	49,644
Barclays 4.375% 3/15/28 µ, ψ		470,000	444,902
Citigroup 4.00% 12/10/25 µ, ψ		365,000	361,350
Deutsche Bank 5.625% 5/19/31 µ	EUR	300,000	387,262
SVB Financial Group 4.00% 5/15/26 µ, ψ		420,000	408,752
Truist Financial 4.95% 9/1/25 µ, ψ		165,000	175,052
Wells Fargo & Co. 3.90% 3/15/26 µ, ψ		235,000	232,903
			5,034,204
Basic Industry – 6.38%
AngloGold Ashanti Holdings
3.375% 11/1/28		200,000	193,683
3.75% 10/1/30		440,000	432,742
Artera Services 144A 9.033% 12/4/25 #		205,000	209,978
Bidvest Group UK 144A 3.625% 9/23/26 #		600,000	593,145
CSN Inova Ventures 144A 6.75% 1/28/28 #		655,000	690,108
Domtar 144A 6.75% 10/1/28 #		509,000	500,520
First Quantum Minerals
144A 6.875% 10/15/27 #		1,000,000	1,063,960
144A 7.50% 4/1/25 #		400,000	408,946
JSW Steel 144A 5.05% 4/5/32 #		405,000	375,373
LSF11 A5 HoldCo 144A 6.625% 10/15/29 #		630,000	618,282
Methanex 5.25% 12/15/29		900,000	911,700
Sasol Financing USA 4.375% 9/18/26		675,000	667,987
Stillwater Mining 144A 4.00% 11/16/26 #		620,000	594,394
			7,260,818
Brokerage – 2.21%
B3 SA - Brasil Bolsa Balcao 144A 4.125% 9/20/31 #		400,000	369,504
Charles Schwab
4.00% 6/1/26 µ, ψ		95,000	93,972
5.375% 6/1/25 µ, ψ		35,000	37,765
Jefferies Group 6.50% 1/20/43		1,400,000	1,823,140

5

Schedule of investments
Delaware Strategic Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
XP 144A 3.25% 7/1/26 #	200,000	$188,780
		2,513,161
Capital Goods – 2.16%
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	250,000	247,782
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	640,000	619,917
Standard Industries 144A 3.375% 1/15/31 #	159,000	145,726
State Agency of Roads of Ukraine 144A 6.25% 6/24/28 #	615,000	485,169
TransDigm 144A 6.25% 3/15/26 #	227,000	234,604
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	700,000	722,428
		2,455,626
Communications – 7.57%
Altice France 144A 5.50% 10/15/29 #	865,000	821,024
Altice France Holding 144A 6.00% 2/15/28 #	735,000	672,624
Cellnex Finance 144A 3.875% 7/7/41 #	400,000	370,900
Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	865,000	899,094
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	500,000	514,990
HTA Group 144A 7.00% 12/18/25 #	750,000	783,473
LCPR Senior Secured Financing DAC 144A 5.125%
7/15/29 #	610,000	599,267
Sprint Capital 8.75% 3/15/32	525,000	734,199
Terrier Media Buyer 144A 8.875% 12/15/27 #	415,000	438,852
Time Warner Cable 7.30% 7/1/38	650,000	865,056
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	755,000	729,147
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	400,000	371,240
VTR Comunicaciones 144A 4.375% 4/15/29 #	850,000	826,723
		8,626,589
Consumer Cyclical – 4.61%
Alsea 144A 7.75% 12/14/26 #	600,000	622,224
B2W Digital 144A 4.375% 12/20/30 #	630,000	556,845
Bath & Body Works 6.875% 11/1/35	460,000	529,869
Carnival
144A 5.75% 3/1/27 #	355,000	341,340
144A 7.625% 3/1/26 #	398,000	406,680
Ford Motor Credit 4.542% 8/1/26	400,000	416,470
General Motors Financial 5.70% 9/30/30 µ, ψ	80,000	90,204
MGM Resorts International 4.75% 10/15/28	145,000	144,046
PetSmart 144A 7.75% 2/15/29 #	250,000	268,651
Prime Security Services Borrower 144A 6.25% 1/15/28 #	500,000	499,225
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	135,000	131,307

6

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Schaeffler 2.875% 3/26/27	EUR	350,000	$418,775
Scientific Games International 144A 8.25% 3/15/26 #		652,000	681,386
Six Flags Entertainment 144A 4.875% 7/31/24 #		140,000	140,420
			5,247,442
Consumer Non-Cyclical – 4.47%
Bausch Health
144A 5.50% 11/1/25 #		120,000	121,070
144A 6.25% 2/15/29 #		637,000	539,985
Central American Bottling 144A 5.25% 4/27/29 #		585,000	594,179
Coca-Cola Icecek 144A 4.50% 1/20/29 #		595,000	599,448
InRetail Consumer 144A 3.25% 3/22/28 #		625,000	607,534
JBS USA 144A 3.00% 2/2/29 #		25,000	24,571
MHP 144A 6.25% 9/19/29 #		505,000	424,705
Organon & Co. 144A 5.125% 4/30/31 #		500,000	500,868
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #		526,000	562,757
Pilgrim’s Pride 144A 5.875% 9/30/27 #		121,000	126,470
Tenet Healthcare
144A 4.25% 6/1/29 #		255,000	246,215
144A 6.125% 10/1/28 #		145,000	145,725
6.875% 11/15/31		370,000	400,277
Teva Pharmaceutical Finance Netherlands III 5.125%
5/9/29		200,000	194,370
			5,088,174
Electric – 2.00%
Calpine
144A 5.00% 2/1/31 #		145,000	137,662
144A 5.125% 3/15/28 #		279,000	272,821
Duke Energy 4.875% 9/16/24 µ, ψ		80,000	82,600
NRG Energy 144A 4.45% 6/15/29 #		335,000	356,003
Pacific Gas and Electric 3.30% 8/1/40		517,000	449,594
PG&E 5.25% 7/1/30		315,000	312,910
UEP Penonome II 144A 6.50% 10/1/38 #		634,865	666,637
			2,278,227
Energy – 8.86%
Canacol Energy 144A 5.75% 11/24/28 #		610,000	595,479
CNX Midstream Partners 144A 4.75% 4/15/30 #		500,000	489,033
CNX Resources 144A 6.00% 1/15/29 #		700,000	722,141
Crestwood Midstream Partners 144A 6.00% 2/1/29 #		442,000	446,042
Ecopetrol 4.625% 11/2/31		615,000	567,670

7

Schedule of investments
Delaware Strategic Income Fund

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer 6.50% 11/15/26 µ, ψ	485,000	$497,275
Genesis Energy 7.75% 2/1/28	505,000	498,796
Geopark 144A 5.50% 1/17/27 #	620,000	584,632
Lukoil Capital DAC 144A 3.60% 10/26/31 #	620,000	565,548
MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	615,000	590,692
Murphy Oil
5.875% 12/1/27	365,000	370,931
6.375% 7/15/28	270,000	279,690
NuStar Logistics 6.375% 10/1/30	125,000	135,413
PDC Energy 5.75% 5/15/26	445,000	453,500
Petroleos Mexicanos 5.95% 1/28/31	1,135,000	1,081,604
Southwestern Energy 7.75% 10/1/27	655,000	698,502
TechnipFMC 144A 6.50% 2/1/26 #	832,000	871,396
Tullow Oil 144A 10.25% 5/15/26 #	640,000	647,558
		10,095,902
Finance Companies – 1.97%
AerCap Ireland Capital DAC
2.45% 10/29/26	150,000	147,602
3.30% 1/30/32	150,000	146,581
3.40% 10/29/33	150,000	145,728
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	620,000	605,585
CIFI Holdings Group 6.45% 11/7/24	200,000	181,000
KWG Group Holdings 7.40% 3/5/24	520,000	300,300
Oryx Funding 144A 5.80% 2/3/31 #	685,000	712,498
		2,239,294
Insurance – 1.61%
Brighthouse Financial
4.70% 6/22/47	244,000	246,278
5.625% 5/15/30	25,000	29,012
HUB International 144A 5.625% 12/1/29 #	545,000	536,348
MetLife 3.85% 9/15/25 µ, y	185,000	186,850
Sagicor Financial 144A 5.30% 5/13/28 #	400,000	408,576
USI 144A 6.875% 5/1/25 #	425,000	425,667
		1,832,731
Natural Gas – 0.47%
Medco Laurel Tree 144A 6.95% 11/12/28 #	545,000	535,856
		535,856

8

		Principal
		amount°	Value (US $)
Corporate Bonds (continued)
Technology – 1.78%
Broadcom 144A 3.469% 4/15/34 #		1,185,000	$1,175,505
ION Trading Technologies 144A 5.75% 5/15/28 #		250,000	249,959
Iron Mountain 144A 5.625% 7/15/32 #		600,000	607,560
			2,033,024
Transportation – 5.20%
Abertis Infraestructuras Finance 3.248% 11/24/25 µ, ψ	EUR	900,000	1,011,105
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡		850,000	806,565
Azul Investments 144A 7.25% 6/15/26 #		640,000	578,486
DAE Funding 144A 3.375% 3/20/28 #		695,000	687,929
Delta Air Lines 7.375% 1/15/26		661,000	753,316
International Consolidated Airlines Group 3.75% 3/25/29	EUR	300,000	332,401
Mileage Plus Holdings 144A 6.50% 6/20/27 #		625,000	665,109
Rutas 2 and 7 Finance 144A 2.904% 9/30/36 #, ^		730,000	540,963
United Airlines
144A 4.375% 4/15/26 #		100,000	99,437
144A 4.625% 4/15/29 #		457,000	452,972
			5,928,283
Utilities – 1.55%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		670,000	662,138
Electricite de France
2.875% 12/15/26 µ, ψ	EUR	600,000	659,195
3.00% 9/3/27 µ, ψ	EUR	400,000	439,381
			1,760,714
Total Corporate Bonds (cost $63,920,088)			62,930,045

Municipal Bonds – 1.30%
Commonwealth of Puerto Rico
144A 4.32% 6/1/22#		275,000	272,937
144A 5.00% 6/1/22#		150,000	151,312
144A 5.25% 6/1/22#		345,000	349,744
5.25% 6/1/22		130,000	131,788
GDB Debt Recovery Authority of Puerto Rico (Taxable)
7.50% 8/20/40		620,000	573,500
Total Municipal Bonds (cost $1,482,637)			1,479,281

9

Schedule of investments
Delaware Strategic Income Fund

	Principal
	amount°	Value (US $)
Non-Agency Asset-Backed Securities – 3.12%
Citicorp Residential Mortgage Trust
Series 2006-3 A5 4.933% 11/25/36 ●	165,906	$166,660
Diamond Infrastructure Funding
Series 2021-1A A 144A 1.76% 4/15/49 #	750,000	710,715
Domino’s Pizza Master Issuer
Series 2021-1A A2I 144A 2.662% 4/25/51 #	446,625	441,586
Hardee’s Funding
Series 2020-1A A2 144A 3.981% 12/20/50 #	2,178,000	2,235,939
Total Non-Agency Asset-Backed Securities (cost $3,524,381)		3,554,900

Non-Agency Collateralized Mortgage Obligations – 6.01%
JPMorgan Mortgage Trust
Series 2021-13 B1 144A 3.152% 4/25/52 #, ●	596,910	601,487
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.922% 4/25/44 #, ●	886,433	895,841
Series 2017-5 B2 144A 3.801% 8/25/47 #, ●	1,779,856	1,787,395
Series 2017-6 B2 144A 3.76% 9/25/47 #, ●	1,780,049	1,779,235
Series 2017-7 B2 144A 3.715% 10/25/47 #, ●	1,786,098	1,781,403
Total Non-Agency Collateralized Mortgage Obligations (cost $7,084,001)		6,845,361

Non-Agency Commercial Mortgage-Backed Securities – 1.79%
Benchmark Mortgage Trust
Series 2020-B22 A5 1.973% 1/15/54	500,000	477,894
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	111,454
DB-JPM Mortgage Trust
Series 2020-C9 B 2.567% 8/15/53	500,000	477,667
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	500,000	526,870
Series 2018-GS9 B 4.321% 3/10/51 ●	280,000	298,504
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	130,000	131,027
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	31,027	14,008
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,152,363)		2,037,424

Loan Agreements – 5.59%
Acrisure 1st Lien 4.75% (LIBOR03M + 4.25%) 2/15/27 ●	200,000	200,375
Acrisure Tranche B 3.724% (LIBOR03M + 3.50%) 2/15/27 ●	301,578	298,468
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%)
9/19/25 ●	1,355,204	1,369,772

10

		Principal
		amount°	Value (US $)
Loan Agreements (continued)
AssuredPartners 3.605% (LIBOR01M + 3.50%) 2/12/27 ●		454,095	$451,895
BWay Holding 3.356% (LIBOR01M + 3.25%) 4/3/24 ●		269,525	267,251
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 ●		280,013	280,337
Frontier Communications Tranche B 4.50% (LIBOR03M +
3.75%) 5/1/28 ●		694,750	694,924
Global Medical Response 5.25% (LIBOR03M + 4.75%)
10/2/25 ●		212,850	213,059
Grupo Aeromexico
9.00% (LIBOR01M + 8.00%) 12/30/21 =, ●		110,000	110,000
12.50% - 13.50% (LIBOR01M + 12.50%) 12/30/21 =, ●		251,484	251,484
Hamilton Projects Acquiror 5.50% (LIBOR03M + 4.50%)
6/17/27 ●		768,300	769,021
Spirit Aerosystems Tranche B 4.25% (LIBOR01M + 3.75%)
1/15/25 ●		683,288	686,887
Ultimate Software Group 1st Lien 3.855% (LIBOR01M +
3.75%) 5/4/26 ●		425,392	425,260
Verscend Holding Tranche B 4.104% (LIBOR01M + 4.00%)
8/27/25 ●		351,670	352,110
Total Loan Agreements (cost $6,302,464)			6,370,843

Sovereign Bonds – 11.07%Δ
Brazil – 0.46%
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	356,000	64,365
Brazilian Government International Bond 4.75% 1/14/50		550,000	460,972
			525,337
Chile – 0.25%
Bonos de la Tesoreria de la Republica en pesos
144A 2.30% 10/1/28 #	CLP	155,000,000	157,852
144A 2.80% 10/1/33 #	CLP	130,000,000	122,165
			280,017
Dominican Republic – 0.36%
Dominican Republic International Bond 144A 4.50%
1/30/30 #		414,000	407,173
			407,173
Egypt – 1.13%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		723,000	742,116
144A 7.60% 3/1/29 #		564,000	544,884
			1,287,000

11

Schedule of investments
Delaware Strategic Income Fund

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
El Salvador – 0.39%
El Salvador Government International Bond 144A 7.65%
6/15/35 #		801,000	$442,152
			442,152
Honduras – 0.83%
Honduras Government International Bond 144A 5.625%
6/24/30 #		959,000	939,820
			939,820
Indonesia – 0.46%
Indonesia Treasury Bonds
6.125% 5/15/28	IDR	4,207,000,000	294,274
6.50% 2/15/31	IDR	3,249,000,000	226,359
			520,633
Ivory Coast – 1.05%
Ivory Coast Government International Bond 144A 6.125%
6/15/33 #		1,164,000	1,198,059
			1,198,059
Kenya – 0.67%
Republic of Kenya Government International Bond 144A
7.25% 2/28/28 #		735,000	761,652
			761,652
Malaysia – 0.75%
Malaysia Government Bond 3.955% 9/15/25	MYR	3,492,000	859,358
			859,358
Mexico – 0.10%
Mexican Bonos 8.50% 5/31/29	MXN	2,300,000	117,169
			117,169
Mongolia – 0.52%
Mongolia Government International Bond 144A 5.625%
5/1/23 #		579,000	593,482
			593,482
Peru – 0.35%
Peruvian Government International Bond 144A 5.35%
8/12/40 #	PEN	1,794,000	394,224
			394,224

12

		Principal
		amount°	Value (US $)
Sovereign BondsΔ (continued)
Senegal – 0.63%
Senegal Government International Bond 144A 6.75%
3/13/48 #		764,000	$717,404
			717,404
Spain – 2.05%
Spain Government Bond 0.00% 1/31/27 ^	EUR	2,100,000	2,336,962
			2,336,962
Uruguay – 0.29%
Uruguay Government International Bond 8.50% 3/15/28	UYU	14,734,000	331,636
			331,636
Uzbekistan – 0.78%
Republic of Uzbekistan International Bond 144A 4.75%
2/20/24 #		862,000	893,149
			893,149
Total Sovereign Bonds (cost $13,358,060)			12,605,227

Supranational Banks – 0.76%
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #		804,000	867,436
Total Supranational Banks (cost $835,408)			867,436

US Treasury Obligation – 1.81%
US Treasury Floating Rate Note
0.275% (USBMMY3M + 0.04%) 10/31/23 ●		2,055,000	2,057,858
Total US Treasury Obligation (cost $2,055,000)			2,057,858

		Number of
		shares
Short-Term Investments – 0.32%
Money Market Mutual Funds – 0.32%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.03%)		91,764	91,764
Fidelity Investments Money Market Government Portfolio –
Class I (seven-day effective yield 0.01%)		91,765	91,765
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.03%)		91,765	91,765

13

Schedule of investments
Delaware Strategic Income Fund

	Number of
	shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	91,764	$91,764
Total Short-Term Investments (cost $367,058)		367,058
Total Value of Securities–98.85%
(cost $114,419,496)		$112,571,132

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of Rule 144A securities was $73,573,774, which represents 64.61% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Δ	Securities have been classified by country of risk.

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
JPMCB	EUR	(2,070,000)	USD	2,354,004	2/18/22	$32,745
TD	EUR	(3,025,000)	USD	3,433,980	2/18/22	34,389
Total Foreign Currency Exchange Contracts						$67,134

14

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury
(37)	10 yr Notes	$(4,734,844)	$(4,779,855)	3/22/22	$45,011	$—	$(578)
	US Treasury
	10 yr Ultra
2	Notes	285,656	288,677	3/22/22	—	(3,021)	—
Total Futures Contracts			$(4,491,178)		$45,011	$(3,021)	$(578)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
LB – Lehman Brothers
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year

Summary of currencies:
BRL – Brazilian Real

15

Schedule of investments
Delaware Strategic Income Fund

Summary of currencies: (continued)
CLP – Chilean Peso
EUR – European Monetary Unit
IDR – Indonesian Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
USD – US Dollar
UYU – Uruguayan Peso

See accompanying notes, which are an integral part of the financial statements.

16

Statement of assets and liabilities
Delaware Strategic Income Fund	January 31, 2022 (Unaudited)

Assets:
Investments, at value*	$112,571,132
Cash	426,506
Cash collateral due from broker	57,547
Foreign currencies, at valueΔ	24,646
Dividends and interest receivable	1,229,174
Receivable for fund shares sold	219,356
Unrealized appreciation on foreign currency exchange contracts	67,134
Receivable for securities sold	577
Other assets	806
Total Assets	114,596,878
Liabilities:
Payable for fund shares redeemed	311,461
Payable for securities purchased	196,774
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	34,253
Other accrued expenses	33,126
Investment management fees payable to affiliates	27,363
Audit and tax fees payable	24,705
Distribution fees payable to affiliates	21,787
Accounting and administration fees payable to non-affiliates	20,714
Reports and statements to shareholders expenses payable to non-affiliates	15,881
Legal fees payable to non-affiliates	10,302
Distribution payable	9,285
Custody fees payable	6,361
Dividend disbursing and transfer agent fees and expenses payable to affiliates	875
Accounting and administration expenses payable to affiliates	698
Variation margin due to broker on futures contracts	578
Trustees’ fees and expenses payable to affiliates	287
Legal fees payable to affiliates	120
Reports and statements to shareholders expenses payable to affiliates	89
Total Liabilities	714,659
Total Net Assets	$113,882,219

Net Assets Consist of:
Paid-in capital	$119,124,590
Total distributable earnings (loss)	(5,242,371)
Total Net Assets	$113,882,219

17

Statement of assets and liabilities
Delaware Strategic Income Fund

Net Asset Value

Class A:
Net assets	$95,704,187
Shares of beneficial interest outstanding, unlimited authorization, no par	11,603,993
Net asset value per share	$8.25
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.64

Class C:
Net assets	$1,173,539
Shares of beneficial interest outstanding, unlimited authorization, no par	142,311
Net asset value per share	$8.25

Class R:
Net assets	$164,917
Shares of beneficial interest outstanding, unlimited authorization, no par	19,949
Net asset value per share	$8.27

Institutional Class:
Net assets	$16,839,576
Shares of beneficial interest outstanding, unlimited authorization, no par	2,041,655
Net asset value per share	$8.25
____________________
*Investments, at cost	$114,419,496
Δ Foreign currencies, at cost	25,731

See accompanying notes, which are an integral part of the financial statements.

18

Statement of operations
Delaware Strategic Income Fund	Six months ended January 31, 2022 (Unaudited)

Investment Income:
Interest	$2,139,596
Dividends	251
Foreign tax withheld	(1,599)
2,138,248

Expenses:
Management fees	280,255
Distribution expenses – Class A	103,404
Distribution expenses – Class C	6,787
Distribution expenses – Class R	426
Dividend disbursing and transfer agent fees and expenses	56,904
Legal fees	51,729
Registration fees	33,237
Audit and tax fees	29,707
Accounting and administration expenses	29,248
Reports and statements to shareholders expenses	13,790
Custodian fees	4,399
Trustees’ fees and expenses	1,147
Other	24,623
635,656
Less expenses waived	(176,996)
Less expenses paid indirectly	(106)
Total operating expenses	458,554
Net Investment Income	1,679,694

19

Statement of operations
Delaware Strategic Income Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$439,008
Foreign currencies	(2,628)
Foreign currency exchange contracts	222,202
Futures contracts	42,988
Net realized gain	701,570

Net change in unrealized appreciation (depreciation) of:
Investments	(5,196,486)
Foreign currencies	(2,545)
Foreign currency exchange contracts	40,215
Futures contracts	63,493
Net change in unrealized appreciation (depreciation)	(5,095,323)
Net Realized and Unrealized Loss	(4,393,753)
Net Decrease in Net Assets Resulting from Operations	$(2,714,059)

See accompanying notes, which are an integral part of the financial statements.

20

Statements of changes in net assets
Delaware Strategic Income Fund

	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,679,694	$1,636,365
Net realized gain	701,570	1,371,462
Net change in unrealized appreciation (depreciation)	(5,095,323)	432,077
Net increase (decrease) in net assets resulting from
operations	(2,714,059)	3,439,904

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,476,768)	(1,178,685)
Class C	(19,386)	(48,136)
Class R	(2,856)	(8,823)
Institutional Class	(339,805)	(505,146)

Return of capital:
Class A	—	(7,452)
Class C	—	(341)
Class R	—	(40)
Institutional Class	—	(3,820)
	(1,838,815)	(1,752,443)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,339,218	3,593,624
Class C	149,551	283,386
Class R	7,918	32,235
Institutional Class	7,550,979	15,491,085

Net assets from merger:[1]
Class A	73,890,835	—
Institutional Class	294,650	—
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,542,653	1,090,088
Class C	19,078	49,450
Class R	2,856	8,440
Institutional Class	340,106	514,967
	86,137,844	21,063,275

21

Statements of changes in net assets
Delaware Strategic Income Fund

	Six months
	ended
	1/31/22	Year ended
	(Unaudited)	7/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,968,770)	$(3,991,917)
Class C	(394,574)	(796,473)
Class R	(10,539)	(314,841)
Institutional Class	(6,898,709)	(9,992,516)
	(17,272,592)	(15,095,747)
Increase in net assets derived from capital share transactions	68,865,252	5,967,528
Net Increase in Net Assets	64,312,378	7,654,989

Net Assets:
Beginning of period	49,569,841	41,914,852
End of period	$113,882,219	$49,569,841

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

22

Financial highlights
Delaware Strategic Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$8.57	$8.24	$8.07	$8.01	$8.41	$8.57

0.14	0.30	0.29	0.32	0.32	0.24
(0.31)	0.35	0.20	0.08	(0.37)	(0.10)
(0.17)	0.65	0.49	0.40	(0.05)	0.14

(0.15)	(0.32)	(0.32)	(0.27)	(0.32)	(0.30)
—	—	—	—	—	—
—	— [3]	— [3]	(0.07)	(0.03)	—
(0.15)	(0.32)	(0.32)	(0.34)	(0.35)	(0.30)

$8.25	$8.57	$8.24	$8.07	$8.01	$8.41

(1.97% )	8.02%	6.27%	5.20%	(0.62% )	1.73%

$95,704	$31,690	$29,793	$31,032	$33,912	$51,220
0.93%	0.84%	0.84%	0.84%	0.88%	0.90%
1.28%	1.53%	1.52%	1.50%	1.35%	1.29%
3.26%	3.54%	3.66%	4.09%	3.83%	2.84%
2.91%	2.85%	2.98%	3.43%	3.36%	2.45%
42%	89%	130%	106%	125%	210%

Financial highlights
Delaware Strategic Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$8.58	$8.25	$8.08	$8.02	$8.42	$8.58

0.11	0.24	0.23	0.26	0.25	0.18
(0.32)	0.35	0.20	0.08	(0.36)	(0.10)
(0.21)	0.59	0.43	0.34	(0.11)	0.08

(0.12)	(0.26)	(0.26)	(0.21)	(0.26)	(0.24)
—	—	—	—	—	—
—	— [3]	— [3]	(0.07)	(0.03)	—
(0.12)	(0.26)	(0.26)	(0.28)	(0.29)	(0.24)

$8.25	$8.58	$8.25	$8.08	$8.02	$8.42

(2.45% )	7.21%	5.47%	4.42%	(1.35% )	0.97%

$1,173	$1,451	$1,846	$2,793	$3,450	$4,996
1.68%	1.59%	1.59%	1.59%	1.63%	1.65%
2.03%	2.28%	2.27%	2.25%	2.10%	2.04%
2.51%	2.79%	2.91%	3.34%	3.08%	2.09%
2.16%	2.10%	2.23%	2.68%	2.61%	1.70%
42%	89%	130%	106%	125%	210%

Financial highlights
Delaware Strategic Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$8.60	$8.27	$8.10	$8.03	$8.44	$8.60

0.13	0.28	0.27	0.30	0.30	0.22
(0.32)	0.35	0.20	0.09	(0.38)	(0.10)
(0.19)	0.63	0.47	0.39	(0.08)	0.12

(0.14)	(0.30)	(0.30)	(0.25)	(0.30)	(0.28)
—	—	—	—	—	—
—	— [3]	— [3]	(0.07)	(0.03)	—
(0.14)	(0.30)	(0.30)	(0.32)	(0.33)	(0.28)

$8.27	$8.60	$8.27	$8.10	$8.03	$8.44

(2.20% )	7.74%	5.99%	5.07%	(0.97% )	1.48%

$165	$171	$431	$738	$4,259	$5,725
1.18%	1.09%	1.09%	1.09%	1.13%	1.15%
1.53%	1.78%	1.77%	1.75%	1.60%	1.54%
3.01%	3.29%	3.41%	3.84%	3.58%	2.59%
2.66%	2.60%	2.73%	3.18%	3.11%	2.20%
42%	89%	130%	106%	125%	210%

Financial highlights
Delaware Strategic Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/22[1]	Year ended
(Unaudited)	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
$8.58	$8.25	$8.08	$8.02	$8.42	$8.58

0.15	0.32	0.31	0.34	0.34	0.26
(0.32)	0.35	0.20	0.08	(0.37)	(0.10)
(0.17)	0.67	0.51	0.42	(0.03)	0.16

(0.16)	(0.34)	(0.34)	(0.29)	(0.34)	(0.32)
—	—	—	—	—	—
—	— [3]	— [3]	(0.07)	(0.03)	—
(0.16)	(0.34)	(0.34)	(0.36)	(0.37)	(0.32)

$8.25	$8.58	$8.25	$8.08	$8.02	$8.42

(1.96% )	8.29%	6.53%	5.47%	(0.36% )	1.99%

$16,840	$16,258	$9,845	$16,457	$28,366	$33,820
0.68%	0.59%	0.59%	0.59%	0.63%	0.65%
1.03%	1.28%	1.27%	1.25%	1.10%	1.04%
3.51%	3.79%	3.91%	4.34%	4.08%	3.09%
3.16%	3.10%	3.23%	3.68%	3.61%	2.70%
42%	89%	130%	106%	125%	210%

Notes to financial statements
Delaware Strategic Income Fund	January 31, 2022 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Emerging Markets Debt Corporate Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware Strategic Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2022, and for all open tax years (year ended July 31, 2019—July 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2022, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of

Notes to financial statements
Delaware Strategic Income Fund

1. Significant Accounting Policies (continued) all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended January 31, 2022.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2022, the Fund earned $106 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual operating expenses from exceeding 0.59% of the Fund’s average daily net assets. This waiver was in effect from August 1, 2021 through January 31, 2022.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursement are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2022, the Fund was charged $4,085 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds

Notes to financial statements
Delaware Strategic Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2022, the Fund was charged $4,411 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same, blended rate currently 0.25% of the average daily net assets based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2022, the Fund was charged $7,705 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2022, DDLP earned $2,118 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2022, DDLP received gross CDSC commissions of $93 on redemptions of the Fund’s Class A shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.
____________________
*	The aggregate contractual waiver period covering this report is from November 27, 2020 through November 30, 2022.

3. Investments

For the six months ended January 31, 2022, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$32,207,980
Purchases of US government securities	8,373,970
Sales other than US government securities	34,168,875
Sales of US government securities	10,872,531

At January 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$114,522,603
Aggregate unrealized appreciation of investments and derivatives	$1,650,881
Aggregate unrealized depreciation of investments and derivatives	(3,493,228)
Net unrealized depreciation of investments and derivatives	$(1,842,347)

At July 31, 2021, capital loss carryforwards available to offset future realized capital gains, are as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,651,528	$2,187,762	$3,839,290

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

Notes to financial statements
Delaware Strategic Income Fund

3. Investments (continued)

circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$8,706,931	$—	$8,706,931
Agency Commercial Mortgage-Backed Securities	—	2,070,756	—	2,070,756
Collateralized Debt Obligations	—	350,306	—	350,306
Convertible Bonds	—	2,327,706	—	2,327,706
Corporate Bonds	—	62,930,045	—	62,930,045
Loan Agreements[1]	—	6,009,359	361,484	6,370,843
Municipal Bonds	—	1,479,281	—	1,479,281
Non-Agency Asset-Backed Securities	—	3,554,900	—	3,554,900
Non-Agency Collateralized Mortgage Obligations	—	6,845,361	—	6,845,361

	Level 1	Level 2	Level 3	Total
Non-Agency Commercial Mortgage-Backed
Securities	$—	$2,037,424	$—	$2,037,424
Sovereign Bonds	—	12,605,227	—	12,605,227
Supranational Banks	—	867,436	—	867,436
US Treasury Obligation	—	2,057,858	—	2,057,858
Short-Term Investments	367,058	—	—	367,058
Total Value of Securities	$367,058	$111,842,590	$361,484	$112,571,132

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	67,134	—	67,134
Futures Contracts	$45,011	$—	$—	$45,011
Liabilities:
Futures Contracts	$(3,021)	$—	$—	$(3,021)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Loan Agreements	—	94.33%	5.67%	100.00%

[2]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended January 31, 2022, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

Notes to financial statements
Delaware Strategic Income Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/22	7/31/21
Shares sold:
Class A	273,187	424,044
Class C	17,506	33,262
Class R	931	3,810
Institutional Class	882,618	1,814,888

Shares from merger:[1]
Class A	8,632,107	—
Institutional Class	34,382	—

Shares issued upon reinvestment of dividends and distributions:
Class A	183,549	128,338
Class C	2,263	5,824
Class R	338	995
Institutional Class	40,392	60,519
	10,067,273	2,471,680

Shares redeemed:
Class A	(1,182,270)	(469,759)
Class C	(46,585)	(93,684)
Class R	(1,237)	(37,023)
Institutional Class	(810,771)	(1,173,750)
	(2,040,863)	(1,774,216)
Net increase	8,026,410	697,464

[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended January 31, 2022 and the year ended July 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended
1/31/22	—	56	56	—	$472
Year ended
7/31/21	1,630	11,037	11,065	1,628	108,391

5. Reorganization

On May 26-27, 2021, the Board approved a proposal to reorganize (the “Reorganization” ) Delaware Strategic Income II Fund (the “Acquired Fund”), a series of Delaware Group® Equity Funds IV, with and into Delaware Strategic Income Fund (the “Acquiring Fund”), a series of the Trust. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Fund were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Fund to own shares of the Acquiring Fund, a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Fund. The Reorganization was accomplished by a tax-free exchange of shares on September 17, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with the Reorganization are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Funds	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Strategic Income II
	Fund		Delaware Strategic Income Fund
Class A	$73,890,835	7,537,916	8,632,107	$31,542,679	1.1452
Institutional
Class	294,650	30,083	34,381	12,887,521	1.1429

The net assets of the Acquired Fund before the Reorganization were $46,115,780. The net assets of the Acquiring Fund immediately following the Reorganization were $120,301,265.

Notes to financial statements
Delaware Strategic Income Fund

5. Reorganization (continued)

Assuming the Reorganization had been completed on August 1, 2021, the Acquiring Fund’s pro forma results of operations for the six months ended January 31, 2022, would have been as follows:

Net investment income	$4,671,461
Net realized gain on investments	3,276,472
Net change in unrealized appreciation (depreciation)	(4,386,385)
Net increase in net assets resulting from operations	$3,561,548

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since the Reorganization was consummated on September 17, 2021.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 1, 2021.

On November 1, 2021, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described above and operates in substantially the same manner as the original Agreement. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

The Fund had no amounts outstanding as of January 31, 2022, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended January 31, 2022, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2022, the Fund posted $57,547 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”

Notes to financial statements
Delaware Strategic Income Fund

7. Derivatives (continued)

During the six months ended January 31, 2022, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Fair values of derivative instruments as of January 31, 2022 were as follows:

	Asset Derivatives Fair Value
		Interest
Statement of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$67,134	$—	$67,134
Variation margin due from broker on futures contracts*	—	45,011	45,011
Total	$67,134	$45,011	$112,145

	Liability Derivatives Fair Value
	Interest
Statement of Assets and	Rate
Liabilities Location	Contracts	Total
Variation margin due to broker on futures contracts*	$(3,021)	$(3,021)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2022. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended January 31, 2022 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$222,202	$—	$222,202
Interest rate
contracts	—	42,988	42,988
Total	$222,202	$42,988	$265,190

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$40,215	$—	$40,215
Interest rate
contracts	—	63,493	63,493
Total	$40,215	$63,493	$103,708

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended January 31, 2022:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$69,397	$4,233,123
Futures contracts (average notional value)	289,990	3,537,083

8. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or

Notes to financial statements
Delaware Strategic Income Fund

8. Offsetting (continued)

insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At January 31, 2022, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
JPMCB	$32,745	$—	$32,745
TD	34,389	—	34,389
Total	$67,134	$—	$67,134

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral	Net
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Exposure(b)
JPMCB	$32,745	$—	$—	$—	$—	$32,745
TD	34,389	—	—	—	—	34,389
Total	$67,134	$—	$—	$—	$—	$67,134

(a)	The value of the related collateral exceeded the value of the derivatives as of January 31, 2022, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2022, the Fund had no securities out on loan.

10. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to

Notes to financial statements
Delaware Strategic Income Fund

10. Credit and Market Risk (continued)

adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact your Fund’s performance.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs” ) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may

Notes to financial statements
Delaware Strategic Income Fund

10. Credit and Market Risk (continued)

impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2022, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Delaware Strategic Income Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Strategic
Income Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Strategic Income Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) and the Sub-Advisers, as applicable concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board

Other Fund information (Unaudited)
Delaware Strategic Income Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Strategic
Income Fund at a meeting held August 10-12, 2021 (continued)

recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-sector income funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year and 3-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5-year and 10-year periods was in the third quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to each Sub-Adviser’s overall investment advisory business but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would

Other Fund information (Unaudited)
Delaware Strategic Income Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Strategic
Income Fund at a meeting held August 10-12, 2021 (continued)

otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2021, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP
Detroit, MI

John A. Fry
President
Drexel University
Philadelphia, PA

Joseph Harroz, Jr.
President
University of Oklahoma
Norman, OK

Sandra A.J. Lawrence
Former Chief Administrative
Officer
Children’s Mercy Hospitals
and Clinics
Kansas City, MO

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group
Pittsburgh, PA

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.
Golden, CO

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Strategic Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 6, 2022